Notes to consolidated statement of cash flows (Currencies of bank balances and cash denominated) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	¥ 15,832,788,000	¥ 9,364,823,000	[1]	¥ 7,881,630,000
Material non-cash investing and financing transactions	0	0
RMB [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	14,389,435,000	8,213,100,000		6,691,911,000
S$ [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	927,395,000	835,995,000		869,591,000
US$ [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	482,666,000	315,535,000		319,944,000
Others [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	¥ 33,292,000	¥ 193,000		¥ 184,000

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).